UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   August 3, 2001

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Value Total: 99,638

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/27/04       Conv Bonds       008474AA6      505   622000 SH       SOLE                   622000
Altera                         Common Stocks    021441100     1188    40955 SH       SOLE                    40955
American Superconductor        Common Stocks    030111108     1173    45450 SH       SOLE                    45450
Anadarko Petroleum             Common Stocks    032511107     1659    30700 SH       SOLE                    30700
Analog Devices                 Common Stocks    032654105      956    22105 SH       SOLE                    22105
Applied Films                  Common Stocks    038197109     5262   250575 SH       SOLE                   250575
Barrick Gold                   Common Stocks    067901108     1442    95160 SH       SOLE                    95160
Bear Stearns Companies         Common Stocks    073902108     2540    43075 SH       SOLE                    43075
Capstone Turbine               Common Stocks    14067D102      748    33850 SH       SOLE                    33850
CEC Entertainment              Common Stocks    125137109     2392    48475 SH       SOLE                    48475
Circuit City                   Common Stocks    172737108     1903   105715 SH       SOLE                   105715
CMS Energy                     Common Stocks    125896100     1321    47450 SH       SOLE                    47450
CNF, Inc.                      Common Stocks    12612W104     1199    42425 SH       SOLE                    42425
Coherent                       Common Stocks    192479103     1846    51050 SH       SOLE                    51050
Cohesion Technologies          Common Stocks    19248N101      229    43150 SH       SOLE                    43150
COR Therapeutics               Common Stocks    217753102      917    30075 SH       SOLE                    30075
Cryolife                       Common Stocks    228903100     1329    32475 SH       SOLE                    32475
Delta & Pine Land Co.          Common Stocks    247357106     2048   104225 SH       SOLE                   104225
Developers Diversified Realty  Common Stocks    251591103     1091    59350 SH       SOLE                    59350
Electro Scientific Industries  Common Stocks    285229100     2267    59500 SH       SOLE                    59500
Ensco International Inc.       Common Stocks    26874Q100     1352    57775 SH       SOLE                    57775
Equity Residential Prop Trust  Common Stocks    29476L107      926    16375 SH       SOLE                    16375
First Industrial Realty Trust  Common Stocks    32054K103     1003    31200 SH       SOLE                    31200
Fossil                         Common Stocks    349882100     1405    67725 SH       SOLE                    67725
Glacier Bancorp                Common Stocks    37637Q105     1666    87675 SH       SOLE                    87675
Guess Inc                      Common Stocks    401617105     1232   183900 SH       SOLE                   183900
IBM Series A 7.5% preferred    Preferred Stocks 459200309      442    17675 SH       SOLE                    17675
International Rectifier        Common Stocks    460254105     1397    40975 SH       SOLE                    40975
ISIS Pharmaceuticals           Common Stocks    464330109     1084    87475 SH       SOLE                    87475
J B Hunt Transportation        Common Stocks    445658107     1581    83200 SH       SOLE                    83200
Jack in the Box                Common Stocks    466367109     1364    52250 SH       SOLE                    52250
JNI Corp                       Common Stocks    46622G105     1173    83800 SH       SOLE                    83800
Jones Apparel                  Common Stocks    480074103     2149    49750 SH       SOLE                    49750
Keithley Instruments           Common Stocks    487584104     1711    80350 SH       SOLE                    80350
Lehman Brothers Holdings       Common Stocks    524908100     1681    21625 SH       SOLE                    21625
Ligand Pharmaceuticals         Common Stocks    53220K207     1788   158250 SH       SOLE                   158250
Louis Dryfus Natural Gas       Common Stocks    546011107     1034    29675 SH       SOLE                    29675
Merix Corp                     Common Stocks    590049102     1433    81925 SH       SOLE                    81925
Mitcham Industries             Common Stocks    606501104     1416   208250 SH       SOLE                   208250
National Oilwell               Common Stocks    637071101     1032    38525 SH       SOLE                    38525
Pacific Sunwear                Common Stocks    694873100     2052    91475 SH       SOLE                    91475
Placer Dome                    Common Stocks    725906101     1015   103600 SH       SOLE                   103600
Plains All Amern Pipeline LP   Common Stocks    726503105     4223   182435 SH       SOLE                   182435
Plains Resources               Common Stocks    726540503     1488    61990 SH       SOLE                    61990
Pogo Producing                 Common Stocks    730448107     1007    41940 SH       SOLE                    41940
Potash Corp Saskatchewan       Common Stocks    73755L107     1974    34390 SH       SOLE                    34390
Public Storage                 Common Stocks    74460D109      830    28000 SH       SOLE                    28000
PURE Resources                 Common Stocks    74622E102     1074    59658 SH       SOLE                    59658
Quanex 6.88% 6/30/07           Conv Bonds       747620AC6      740   763000 SH       SOLE                   763000
Quiksilver                     Common Stocks    74838C106     2510   100400 SH       SOLE                   100400
Remedy Temp                    Common Stocks    759549108     1376    96575 SH       SOLE                    96575
Ribozyme                       Common Stocks    762567105     1033   103325 SH       SOLE                   103325
Sawtek                         Common Stocks    805468105     1697    72125 SH       SOLE                    72125
Southwest Airlines             Common Stocks    844741108     1226    66325 SH       SOLE                    66325
Southwest Securities           Common Stocks    845224104     2289   121633 SH       SOLE                   121633
Speedway 5.75%, 9/30/03        Conv Bonds       847788AC0      697   686000 SH       SOLE                   686000
St. Mary Land & Exploration Co Common Stocks    792228108      718    30725 SH       SOLE                    30725
Suiza Foods                    Common Stocks    865077101     1515    28525 SH       SOLE                    28525
Sycamore Networks              Common Stocks    871206108      559    60000 SH       SOLE                    60000
Synopsys                       Common Stocks    871607107     1215    25100 SH       SOLE                    25100
Tarrant Apparel Group          Common Stocks    876289109      312    49120 SH       SOLE                    49120
Trikon Technologies            Common Stocks    896187101     3131   223625 SH       SOLE                   223625
Ultra Petroleum                Common Stocks    903914109     1591   331400 SH       SOLE                   331400
Universal Display              Common Stocks    91347P105     1592    81225 SH       SOLE                    81225
UNUM Provident                 Common Stocks    91529Y106     1510    47025 SH       SOLE                    47025
Vishay Intertechnology         Common Stocks    928298108     1826    79375 SH       SOLE                    79375
Zale                           Common Stocks    988858106     1554    46125 SH       SOLE                    46125